PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - CONDENSED BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 293,489	$ 535,976	$ 425,960
Short-term investments	872,158	209,035
Prepaid expenses and other current assets	48,074	52,713
Total current assets	1,250,639	834,622
Non-current assets:
Long-term investments	454,942	130,799
Prepayment for long-term investments	25,000	52,823
Total non-current assets	562,198	216,199
Total assets	1,812,837	1,050,821
Current liabilities:
Total current liabilities	91,475	70,886
Non-current liabilities:
Other non-current liabilities	1,988	1,389
Total liabilities	103,838	82,110
Pony AI Inc. shareholders' equity:
Additional paid-in capital	3,078,559	2,228,444
Special reserve	355	220
Accumulated deficit	(1,421,955)	(1,287,851)
Accumulated other comprehensive income (loss)	(4,899)	10,134
Total Pony AI Inc. shareholders' equity	1,652,277	951,122
Total liabilities and shareholders' equity	1,812,837	1,050,821
Class A ordinary shares
Pony AI Inc. shareholders' equity:
Ordinary shares	182	140
Class B ordinary shares
Pony AI Inc. shareholders' equity:
Ordinary shares	35	35
Parent company | Reportable legal entities
Current assets:
Cash and cash equivalents	205,457	446,873
Short-term investments	637,160	73,925
Receivables from subsidiaries	1,294,764	1,027,644
Prepaid expenses and other current assets	5,515	1,840
Total current assets	2,142,896	1,550,282
Non-current assets:
Long-term investments	330,667	58,373
Prepayment for long-term investments	25,000	25,000
Total non-current assets	355,667	83,373
Total assets	2,498,563	1,633,655
Current liabilities:
Amounts due to subsidiaries	26,001	12,984
Accrued expenses and other current liabilities	4,506	5,628
Total current liabilities	30,507	18,612
Non-current liabilities:
Other non-current liabilities	458
Accumulated deficit in its subsidiaries	815,321	663,921
Total non-current liabilities	815,779	663,921
Total liabilities	846,286	682,533
Pony AI Inc. shareholders' equity:
Additional paid-in capital	3,078,559	2,228,444
Special reserve	355	220
Accumulated deficit	(1,421,955)	(1,287,851)
Accumulated other comprehensive income (loss)	(4,899)	10,134
Total Pony AI Inc. shareholders' equity	1,652,277	951,122
Total liabilities and shareholders' equity	2,498,563	1,633,655
Parent company | Reportable legal entities | Class A ordinary shares
Pony AI Inc. shareholders' equity:
Ordinary shares	182	140
Parent company | Reportable legal entities | Class B ordinary shares
Pony AI Inc. shareholders' equity:
Ordinary shares	$ 35	$ 35